Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Commitments and contingencies	Commitments and contingencies:
As at December 31, 2022, as specified in the Equity Joint Venture Agreement, the Corporation has fulfilled its capital contribution commitments to Weichai Ballard JV (note 14). The Corporation is committed to minimum lease payments (note 19).
Long-term investments include two investments committing the Corporation to be a limited partner in newly-created hydrogen infrastructure and growth equity funds (note 14). The Corporation has committed to investing £25,000,000 (including £7,215,000 invested as of December 31, 2022) into HyCap. The Corporation has committed to investing €30,000,000 (including €996,000 invested as of December 31, 2022) into Clean H2.
As at December 31, 2022, the Corporation has outstanding commitments aggregating up to a maximum of $42,576,000 relating primarily to purchases of property, plant and equipment.
In connection with the acquisition of intellectual property from UTC in April 2014, the Corporation retains a royalty obligation in certain circumstances to pay UTC a portion of any future intellectual property sale and licensing income generated from certain of the Corporation's intellectual property portfolio for a period of 15 years expiring in April 2029. No royalties were paid to UTC in the years ended December 31, 2022 and December 31, 2021.
The Corporation retains a previous funding obligation to pay royalties of 2% of revenues, to a maximum of $4,613,000 (CDN $5,351,000), on sales of certain fuel cell products for commercial distributed utility applications. As of December 31, 2022, no royalties have been incurred to date for this agreement.
The Corporation also retains a previous funding obligation to pay royalties of 2% of revenues, to a maximum of $1,896,000 (CDN $2,200,000), on sales of certain fuel cell products for commercial transit applications. As of December 31, 2022, no royalties have been incurred to date for this agreement.
22.     Commitments and contingencies (cont'd):
In the ordinary course of business or as required by certain acquisition or disposition agreements, the Corporation is not periodically required to provide certain indemnities to other parties. As of December 31, 2022, the Corporation has not accrued any significant amount owing, or receivable, due to any indemnity agreements undertaken in the ordinary course of business.